INVESTMENT IN JOINT VENTURE (Details 1) - CAD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Non-current assets		$ 191,989,224		$ 143,179,751
Current assets		48,041,257		63,782,943
Total assets		240,030,481		206,962,694
Current liabilities		60,968,775		36,170,486
Total liabilities		65,923,940		36,464,372
Cash and cash equivalents		15,664,718	$ 89,503,515	36,042,090	$ 44,523,145
Sales		2,609,559	373,218
Cost of sales		2,704,521	305,527	3,575,132
Change in fair value of biological asset		718,431	392,991
Gross margin		(1,653,390)	285,036
Income (loss) from operations		(9,918,132)	(4,913,007)
Net income (loss)		(3,648,683)	(5,045,420)
Net Income (loss)		(3,648,683)	(5,045,420)
50% Share of income (loss) from joint venture		5,812,219	(301,793)
Pure Sunfarms
Disclosure of joint ventures [line items]
Non-current assets		101,001,349		67,263,020
Current assets	[1]	68,488,991		20,414,439
Total assets		169,490,340		87,677,459
Current liabilities		38,811,079		39,465,718
Non-current liabilities		23,728,152		2,688,273
Total liabilities		62,539,231		42,153,991
Cash and cash equivalents		7,026,964		2,361,948
Sales		14,359,432	0
Cost of sales	[2]	5,076,197	0
Gross margin before fair value changes		9,283,235	0
Realized fair value amounts included in inventory sold		8,276,022		$ 0
Change in fair value of biological asset		(16,390,039)	0
Gross margin		17,397,251	0
Selling, general and administrative expense		1,328,594	554,234
Income (loss) from operations		16,068,658	(554,234)
Other income (loss)		63,857	(49,351)
Income (loss) before taxes		16,132,515	(603,585)
Provision for income taxes		4,704,874	0
Net income (loss)		11,427,641	(603,585)
Net Income (loss)		11,427,641	(603,585)
Elimination of transactions with the company		(809,653)	0
Fair value adjustment		1,006,451	0
Adjusted net income (loss)		11,624,439	(603,585)
50% Share of income (loss) from joint venture		$ 5,812,219	$ (301,793)

[1]	includes cash and cash equivalents
[2]	includes $606,265 of amortization expense